SUBSEQUENT EVENTS (Details Narrative)								6 Months Ended		12 Months Ended
	Mar. 06, 2026 USD ($)	Feb. 24, 2026 ILS (₪)	Feb. 13, 2026 USD ($) $ / shares	Feb. 05, 2026 USD ($) shares	Jan. 30, 2026 USD ($) $ / shares	Dec. 09, 2025 USD ($)	Aug. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 01, 2026 $ / shares shares	May 31, 2026 $ / shares shares	May 11, 2026 $ / shares shares	May 10, 2026 $ / shares shares	Feb. 17, 2026 $ / shares shares	Feb. 16, 2026 $ / shares shares	Nov. 18, 2025 $ / shares shares	Nov. 17, 2025 $ / shares shares	Oct. 23, 2025 $ / shares shares	Oct. 22, 2025 $ / shares shares	Aug. 07, 2025 $ / shares shares	Aug. 06, 2025 $ / shares shares	Jun. 16, 2025 $ / shares shares	Jun. 15, 2025 $ / shares shares	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares shares	Sep. 16, 2024 shares	Sep. 11, 2024 shares	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares
IfrsStatementLineItems [Line Items]
Borrowings										$ 5,751
Number of shares issued | shares										83,194																			793				1,818
Commitment amount						$ 11,919
Professional fees expense							$ 18,000
Debt description							the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal August Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal August. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal August Promissory Note so the 1800 Diagonal August beneficially owns less than 4.99% of the Company’s Ordinary Shares. The 1800 Diagonal August shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion
Gross proceeds									$ 3,426,000	$ 31,231,000	$ 3,303,000	$ 2,606,000
Par value per share | $ / shares			$ 0.0001
Liquidation preference value			$ 250,000,000
Dividend percentage			18.50%
Payment of fees | ₪		₪ 50,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										3,695																				55,789				1,494	117	1,251	234
Number of outstanding shares | shares													650,000	1,500,000	614,000	12,000,000	2,180,000	10,670,000	1,050,000.00	8,400,000	1,400,000	15,500,000	1,000,000	9,000,000	1,000,000	4,000,000	1,163,000	33,155,000			597,000	44,800,000
Par value per share | $ / shares								$ 0.00000000558603475		$ 0.00000000012219451015625			$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000012219451015625	$ 0.00000000002502543568	$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000287	$ 0.00000000000041	$ 0.000000000000041	$ 0.00000000000001	$ 4.70250014886352	$ 0.165			$ 0.165	$ 0.0022
Minimum bid price | $ / shares													$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00				$ 1.00
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				389,682													4.8828125
Debt description				(a) 4% for the first $20,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount, (b) 3% for the next $80,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount and (c) 2% for the last $150,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount.
Cash fee percentage				4.00%	10.00%
Gross proceeds				$ 20,000
Bid price | $ / shares																	$ 1.00
Number of outstanding shares | shares																	2,180,000	10,670,000
Par value per share | $ / shares					$ 0.0001
Liquidation preference value					$ 250,000,000
Dividend percentage					18.50%
Cash compensation	$ 150,000
Annual cash payment	100,000
Payment of fees	$ 550,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Commitment amount				100,000
Professional fees expense				557,000
Par value per share | $ / shares																	$ 0.00000000002502543568
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Commitment amount				$ 250,000
Par value per share | $ / shares																	$ 0.00000000012219451015625